Taxation - Income tax expense (Details) - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Current tax (expense)/income
Total current tax expense	€ (429)	€ (747)
Deferred tax credit/(expense)	(56)	748
Total income tax credit/(expense)	(485)	1
United Kingdom
Current tax (expense)/income
Current period	(4)	(6)
Adjustments in respect of prior periods	9	15
Deferred tax credit/(expense)	(10)	544
Overseas
Current tax (expense)/income
Current period	(446)	(730)
Adjustments in respect of prior periods	12	(26)
Deferred tax credit/(expense)	€ (46)	€ 204